IR PASS-THROUGH CORP.
                                   c/o Northstar Presidio Management Company LLC
                                               411 West Putnam Avenue, Suite 270
                                                             Greenwich, CT 06830
                                                                  (203) 862-7444
                                                             Fax: (203) 862-7461




Integrated ARROs Fund I (the "Fund")

February, 1999

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 1998. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (212-527-0220) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

To the Unit-holders, Board of Directors of the Sponsor, and Trustee of Integrated ARROs Fund I



                          INDEPENDENT AUDITOR'S REPORT

We have audited the accompanying statement of financial condition of Integrated ARROs Fund I (the "Fund") as of December 31, 1998, including the schedule of portfolio investments as of December 31, 1998, and the related statements of operations, changes in net assets and the schedule of selected per unit operating performance, ratios and supplemental data for the year then ended. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and the selected per unit operating performance, ratios and supplemental data based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund I as of December 31, 1998, and the results of its operations and changes in its net assets and the selected per unit operating performance, ratios and supplemental data for the year then ended, in conformity with generally accepted accounting principles.

As explained in Note 2, the financial statements include investments in payment obligations valued at $10,404,532 for the year ended December 31, 1998 whose value has been stated at the lower of fair market value as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of fair market value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.





/s/Hays & Company
-----------------
Hays & Company
February 16, 1999
New York, New York

INDEPENDENT AUDITORS' REPORT

To the Unitholders, Board of Directors of the Sponsor, and Trustee of Integrated ARROs Fund I

We have audited the accompanying statement of financial condition of Integrated ARROs Fund I (the "Fund") as of December 31, 1997, and the related statements of operations and changes in net assets for the year ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the four years in the period ended December 31, 1997. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund I as of December 31, 1997, the results of its operations and changes in its net assets for the year then ended, and the selected per unit operating performance, ratios and supplemental data for the each of the four years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

As explained in Note 2, the financial statements include investments in payment obligations valued at $10,293,479 at December 31, 1997, whose values have been stated at the lower of fair market value as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


/s/Deloitte & Touche, LLP
-------------------------
Deloitte & Touche, LLP
February 13, 1998
New York, New York

                             Integrated ARROs Fund I
                        Statements of Financial Condition


                                                              December  31,
                                                       ---------------------------
Assets                                                     1998            1997
                                                       -----------     -----------

Cash and cash equivalents ........................     $   456,778     $   252,609

Receivable - Trustee .............................               0       1,232,714

Investments in payment obligations, at minimum
termination value (cost $2,634,352)
                                                        10,404,532      10,293,479
                                                       -----------     -----------

Total Assets .....................................      10,861,310      11,778,802

Liabilities

Distributions Payable ............................         456,778         252,577
                                                       -----------     -----------

Net Assets .......................................     $10,404,532     $11,526,225
                                                       ===========     ===========

Net Asset Value per unit (2,771 units outstanding)     $  3,754.79     $  4,159.59
                                                       ===========     ===========




                        See notes to financial statements

                             Integrated ARROs Fund I
                            Statements of Operations



                                                 Year Ended December 31,
                                            --------------------------------
                                               1998                  1997
                                            ----------            ----------
Investment income:



       Interest and discount earned         $1,758,441            $1,273,794
                                            ==========            ==========




                        See notes to financial statements

                                 Integrated ARROs Fund I
                           Statements of Changes in Net Assets



                                                              Year Ended December 31,
                                                         ------------------------------
                                                              1998              1997
                                                         ------------      ------------

(Decrease)/Increase in net assets from operations:

Net investment income ..............................     $  1,758,441      $  1,273,794
                                                         ------------      ------------

Net increase in net assets resulting from operations        1,758,441         1,273,794

Total declared as distributions to Unit Holders ....       (2,880,134)         (610,663)
                                                         ------------      ------------

Net (decrease)/increase in net assets ..............       (1,121,693)          663,131

Net assets:

Beginning of period ................................       11,526,225        10,863,094
                                                         ------------      ------------

End of period ......................................     $ 10,404,532      $ 11,526,225
                                                         ============      ============


                        See notes to financial statements

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.   ORGANIZATION

         Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

         The Fund was formed in April 1987 for the purpose of realizing appreciation in value and deferring the receipt of income through investments in a portfolio consisting of seven contract rights for the payment of money (the "Payment Obligations"). The Payments Obligations were sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated Resources, Inc. ("Integrated"). The Payment Obligations were entered into by seven privately offered, single purpose limited partnerships (the "Partnership(s)") previously sponsored by Integrated that had acquired and net leased commercial real estate. Pursuant to the Consummation of Integrated's Plan of Reorganization ("the Plan"), on November 3, 1994, the Sponsor is a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") (See Footnote 3). All capitalized terms herein not defined have the same meaning as defined in the Trust Indenture.

2.   SIGNIFICANT ACCOUNTING POLICIES

         Security Valuation

         The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

         Federal Income Taxes

         The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

         Cash and Cash Equivalents

         Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

         Use of Estimates

         The preparation of the financial statements require management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income.

3.   THE SPONSOR

         IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio").

         Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company, LLC ("NorthStar Presidio") provides administrative services to Presidio, who in turn provides services to the Fund. The board of directors of Presidio is authorized to designate the officers and directors of the Sponsor, whose names, titles, principal occupations during the past five years and the date they began office is set forth in Note 5, Commitments and Contingencies.

4.   THE PAYMENT OBLIGATIONS

         The seven Payment Obligations acquired by the Fund were issued from 1981 to 1982 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered.

         Payments on the seven Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms"), ranging from 20 to 25 years, of the respective net leases. Interest at simple interest rates ranging from 13% to 18.5% accrues on the principal amount for each Payment Obligation. Payments on the Payment Obligations are scheduled to commence approximately 15 years after commencement of the Primary Terms of each net lease.

         If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made in a timely manner. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the Fund, at its discretion, to be immediately due and payable. Upon the disposition by a Partnership of its entire interest in the property (or properties), the Partnership shall be obligated to pay the Fund (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. The Fund does not have the right to accelerate the payment of any Payment Obligation in the event that a Partnership does not sell its property at the end of the Primary Term, so long as the Partnership remains current on its payments under the Payment Obligation. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.

5.   COMMITMENTS AND CONTINGENCIES

         The Trust Indenture provides that the Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

         The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Integrated ARROs Fund II, an affiliate. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994 in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time, based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund II, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1997, approximately $61,000 remained of the original Settlement Fund. However, the Settlement Fund was fully depleted during the first half of 1998. The Trustee may establish a reserve fund, set aside out of the proceeds of the Payment Obligations, to pay future expenses of administering the Fund. Consequently, the Trustee paid $14,145 in such expenses from the proceeds of Payment Obligations received by the Fund in 1998.

         Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o NorthStar Presidio Management Company, LLC, 411 West Putnam Avenue, Suite 270, Greenwich, Connecticut 06830.

NAME                    POSITION WITH SPONSOR                  DIRECTOR/OFFICER SINCE    PRINCIPAL OCCUPATIONS  DURING  PAST 5 YEARS
----                    ---------------------                  ----------------------    -------------------------------------------
W. Edward Scheetz       Director                               November 1997             Mr. Scheetz co-founded NorthStar Capital
                                                                                         Partners LLC ("NorthStar Capital") with
                                                                                         David Hamamoto in July 1997. From 1993
                                                                                         through 1997 Mr. Scheetz was a partner
                                                                                         at Apollo Realty Advisors L.P. From 1989
                                                                                         to 1993 Mr. Scheetz was a principal with
                                                                                         Trammell Crow Ventures.

David Hamamoto          Director                               November 1997             Mr. Hamamoto co-founded NorthStar
                                                                                         Capital with Edward Scheetz in July
                                                                                         1997. From 1988 to 1997 Mr. Hamamoto was
                                                                                         a partner and co-head of the real estate
                                                                                         principal investment area at Goldman
                                                                                         Sachs & Co.

Dallas E. Lucas         Director                               August 1998               Mr. Lucas joined NorthStar Capital in
                                                                                         August 1998. From 1994 until then he was
                                                                                         the Chief Financial Officer of Crescent
                                                                                         Real Estate Equities Company. Prior to
                                                                                         that he was a financial consulting and
                                                                                         audit manager in the real estate
                                                                                         services group of Arthur Andersen LLP

David King              Director, Executive Vice President     November 1997             Mr. King joined NorthStar Capital in
                        and Assistant Treasurer                                          November 1997. From 1990 to 1997 Mr.
                                                                                         King was associated with Olympia & York
                                                                                         Companies (USA) where he held the
                                                                                         position of Senior Vice President of
                                                                                         Finance. Prior to that Mr. King was
                                                                                         employed with Bankers Trust in its real
                                                                                         estate finance group.

Allan B. Rothschild     Director, President  and               December 1997             Mr. Rothschild joined NorthStar Presidio
                        General Counsel                                                  in December 1997. From 1995 to 1997 Mr.
                                                                                         Rothschild was Senior Vice President and
                                                                                         General Counsel at Newkirk Limited
                                                                                         Partnership. From 1987 to 1995 Mr.
                                                                                         Rothschild was associated with the law
                                                                                         firm of Proskauer, Rose LLP in its real
                                                                                         estate group.

Lawrence R. Schachter   Senior Vice President and Chief        January 1998              Mr. Schachter joined NorthStar Presidio
                        Financial Officer                                                in January 1998. From 1996 to 1998 Mr.
                                                                                         Schachter was Controller at CB
                                                                                         Commercial/Hampshire LLC. From 1995 to
                                                                                         1996 Mr. Schachter was Controller at
                                                                                         Goodrich Associates. From 1992 to 1995
                                                                                         Mr. Schachter was Controller at
                                                                                         Greenthal/Harlan Realty Services Co.

J. Peter Paganelli      Senior Vice President, Secretary       March 1998                Mr. Paganelli joined NorthStar Presidio
                                                                                         in March 1998. From 1997 to 1998, Mr.
                                                                                         Paganelli was Director of Asset
                                                                                         Management at Argent Ventures LLC, a
                                                                                         private real estate company. From 1994
                                                                                         to 1997 Mr. Paganelli was a Vice
                                                                                         President at Starwood Capital Group, LLC
                                                                                         in its Asset Management Group. From 1986
                                                                                         to 1994, Mr. Paganelli was an Associate
                                                                                         Director at Cushman & Wakefield, Inc. in
                                                                                         its Financial Services and Asset
                                                                                         Services Groups.

Adam Anhang             Vice President                         November 1997             Mr. Anhang joined NorthStar Capital in
                                                                                         August 1997. From 1996 to 1997 Mr.
                                                                                         Anhang was employed by The Athena Group
                                                                                         as part of its Russia and former Soviet
                                                                                         Union development team. Prior to that
                                                                                         Mr. Anhang was a student at the Wharton
                                                                                         School of the University of
                                                                                         Pennsylvania.

Marc Gordon             Vice President                         November 1997             Mr. Gordon joined NorthStar Capital in
                                                                                         October 1997. From 1993 to 1997 Mr.
                                                                                         Gordon was Vice President in the real
                                                                                         estate investment-banking group at
                                                                                         Merrill Lynch. Prior to that Mr. Gordon
                                                                                         was associated with the law firm of
                                                                                         Irell & Manella in its real estate and
                                                                                         banking group.

Charles Humber          Vice President                         November 1997             Mr. Humber joined NorthStar Capital in
                                                                                         September 1997. From 1996 to 1997 Mr.
                                                                                         Humber was employed with Merrill Lynch
                                                                                         in its real estate investment-banking
                                                                                         group. Prior to that Mr. Humber was a
                                                                                         student at Brown University.

6.       DISTRIBUTION PAYABLE

         The Trustee declared a distribution payable to unitholders of record as of December 31, 1998 of $456,778 ($164.84 per unit). Such distribution was paid on January 15, 1999.

7.       SIGNIFICANT TRANSACTION

         In May 1996, the tenant of the Huntsville, Texas property, one of five properties owned by Elway Associates, exercised the economic discontinuance clause contained in its lease. This clause generally allows the tenant to purchase the property for a predetermined amount set forth in the lease upon declaring that continued use and occupancy of the property was economically unsuitable. As a result, Elway Associates wire transferred sale proceeds of $1,149,699 to the Fund's Trustee in partial satisfaction of the Elway payment obligation. The amount received in this case was substantially in excess of the portion of the Minimum Termination Amount allocable to the Huntsville, Texas property. While the Trust Indenture provides for the acceptance of involuntary sale (such as in an economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease), it does not specifically provide for acceptance of involuntary sale proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation, as is the case here. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee that received the Elway sale proceeds did not agree to allow the Elway payment in partial satisfaction of the associated payment obligation and placed the Elway sale proceeds in an interest-bearing account separate from that of the Fund, pending resolution of this issue. The Elway sale proceeds and any interest earned thereon are reflected as a receivable from the Trustee as of December 31, 1997. The Elway primary and renewal term payments were reduced on a pro-rata basis to reflect the involuntary sale of the Huntsville, Texas property.

         Effective March 29, 1998, the Sponsor arranged for the replacement of the Trustee with a new trustee (the "Successor Trustee") which had a broader interpretation of the Trust Indenture with regard to partial prepayments received from a multi-property partnership. On April 1, 1998, a supplemental agreement to the original Trust Indenture was entered into between the Successor Trustee for the Fund, the Sponsor of the Fund, and the Partnerships that have Payment Obligations to the Fund. Such agreement allows for, among other things, the partial prepayment of a multi-property Partnership's Payment Obligation in the event of an involuntary sale of one of its properties. As a result of such agreement, the payment of $1,149,699 made by Elway Associates (one of the Partnerships) in May of 1996 in connection with an involuntary sale was accepted by the Successor Trustee as a partial prepayment of Elway's Payment Obligation and was subsequently distributed, together with interest earned since its receipt of $103,526, on June 5, 1998.

         The payment made by Elway was insufficient to cover that portion of Elway's Payment Obligation allocable to the Huntsville Property. In accordance with the terms of the Supplemental Agreement, such shortfall was repaid during 1998 from cash flow generated by Elway after the payment of the reduced payments to the Fund.

                                                     Integrated ARROs Fund I
                        Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental Data


                                                                           YEAR ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------------------
                                                 1998              1997              1996              1995             1994
                                             -----------       -----------       -----------       -----------      -----------
Per Unit Operating Performance

Net asset value, beginning of period ....    $  4,159.59       $  3,920.28       $  3,295.59       $  2,901.11      $  2,556.08

Net investment income ...................         634.59            459.69            678.56            394.48           345.03

Distributions from net investment income       (1,039.39)          (220.38)           (53.87)          --               --
                                             -----------       -----------       -----------       -----------      -----------

Net asset value, end of period ..........    $  3,754.79       $  4,159.59       $  3,920.28       $  3,295.59      $  2,901.11
                                             ===========       ===========       ===========       ===========      ===========

Total investment return .................    $    634.59       $    459.69       $    678.56       $    394.48      $    345.03
                                             ===========       ===========       ===========       ===========      ===========

Ratios/Supplemental Data

Net assets, end of period ...............    $10,404,532       $11,526,225       $10,863,094       $ 9,132,093      $ 8,038,962

Ratio of expenses to average net assets .            .13%              N/A               N/A               N/A              N/A

Ratio of net investment income to average          16.04%            11.38%            18.81%            12.73%           12.64%
net assets

Portfolio turnover rate .................            N/A               N/A               N/A               N/A              N/A

                                                       Integrated ARROs Fund I
                                                  Schedule of Portfolio Investments
                                                          December 31, 1998


Partnership/
Date Payment                                                                                     Original              Simple
Obligation                           Property                    Type of                         Principal             Interest
Incurred            Lessee           Location(s)                 Property                        Amount                Rate
--------            ------           -----------                 --------                        ------                ----
Walando             Walgreen         Orlando, FL                  Office/                        $820,000               13.0%
03/18/81            Company                                       Warehouse
                                                                  Building


Santex (2)          Albertson's      Venice, FL                   Retail                          570,000               17.0%
07/01/81            Inc.             Livermore, CA                Facilities


Lando               Albertson's      Portland, OR                 Retail                          783,451               16.0%
10/21/81            Inc.             Orlando, FL                  Facilities
(amended                             Huntsville, AL
04/15/82)


Denville            Xerox            Lewisville, TX               Plant                           963,048               15.0%
12/22/81            Corporation                                   Facility
(amended
01/27/84)


Elway               Safeway          Billings, MT                 Retail                        1,429,042               18.5%
03/18/82            Stores, Inc.     Huntsville, TX  (5)          Facilities                           (6)
                                     Fort Worth, TX
                                     Aurora, CO
                                     Mamoth Lakes, CA


Walstaff            Walgreen         Flagstaff, AZ                Warehouse/                    1,159,762               16.0%
04/15/82            Arizona                                       Distribution
(amended            Drug Co.                                      Building
06/17/82)           (3)


Walcreek            Hercules         Walnut Creek,                Office                        1,306,709               18.5%
08/01/82            Credit Inc.      CA                           Building
(amended            (4)
06/29/83,
12/3/84)
                                                                                               ==========
                                                                                               $7,032,012
                                                                                               ==========

                                                       Integrated ARROs Fund I
                                                  Schedule of Portfolio Investments
                                                          December 31, 1998
                                                            (continued)

Partnership/                                     Discount To                         06/30/97
Date Payment                                 Arrive at Minimum                       Periodic               Minimum
Obligation           Accrued                     Termination                      Payment During          Termination
Incurred             Interest                      Amount                         Primary Term (1)           Amount
--------             --------                      ------                         ----------------           ------
Walando             $1,517,224                    1,353,252                        5/1/96-4/1/06          $  983,972
03/18/81                                                                              $11,883/mo


Santex (2)         $ 1,323,369                      879,590                        9/1/96-8/1/06           1,013,779
07/01/81                                                                              $13,342/mo


Lando              $ 1,968,776                    1,809,944                        7/1/97-1/1/07             942,283
10/21/81                                                                            $62,656/semi
(amended
04/15/82)


Denville             2,400,727                    2,243,514                        8/1/98-7/1/08           1,120,261
12/22/81                                                                              $12,038/mo
(amended
01/27/84)


Elway                4,020,350                    3,426,833                        7/1/97-6/1/07          2,022,559
03/18/82                                                                          $22,027/mo (6)                (6)


Walstaff             2,946,491                    2,208,699                       12/1/98-6/1/03          1,897,554
04/15/82                                                                           $156,738/semi
(amended
06/17/82)


Walcreek           $ 3,156,993                    2,039,578                       10/1/97-9/1/07          2,424,124
08/01/82                                                                              $30,155/mo
(amended
06/29/83,
12/3/84)
                   ===========                  ===========                                             ===========
                   $17,333,930                  $13,961,410                                             $10,404,532
                   ===========                  ===========                                             ===========

(1)  Primary Term of the applicable net lease.
(2)  Two Payment Obligations, one for each property, treated as one.
(3)  Guaranteed by Walgreen Company.
(4)  Guaranteed by Hercules Incorporated
(5) In May 1996, the tenant at the Huntsville, Texas property exercised the economic discontinuance clause in its lease.
(6) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.

              ACCRUED                    ACCRUED                    ACCRUED                    ACCRUED                     ACCRUED
  DATE        INTEREST       DATE        INTEREST       DATE        INTEREST       DATE        INTEREST        DATE        INTEREST
  ----        --------       ----        --------       ----        --------       ----        --------        ----        --------
01-Jan-98    17,303,197    23-Feb-98    17,394,952    17-Apr-98    17,409,300    09-Jun-98    17,423,649     01-Aug-98    17,363,303
02-Jan-98    17,306,388    24-Feb-98    17,398,144    18-Apr-98    17,412,492    10-Jun-98    17,426,841     02-Aug-98    17,366,495
03-Jan-98    17,309,580    25-Feb-98    17,401,336    19-Apr-98    17,415,684    11-Jun-98    17,430,032     03-Aug-98    17,369,687
04-Jan-98    17,312,772    26-Feb-98    17,404,527    20-Apr-98    17,418,876    12-Jun-98    17,433,224     04-Aug-98    17,372,879
05-Jan-98    17,315,964    27-Feb-98    17,407,719    21-Apr-98    17,422,067    13-Jun-98    17,436,416     05-Aug-98    17,376,070
06-Jan-98    17,319,155    28-Feb-98    17,410,911    22-Apr-98    17,425,259    14-Jun-98    17,439,608     06-Aug-98    17,379,262
07-Jan-98    17,322,347    01-Mar-98    17,336,695    23-Apr-98    17,428,451    15-Jun-98    17,442,799     07-Aug-98    17,382,454
08-Jan-98    17,325,539    02-Mar-98    17,339,887    24-Apr-98    17,431,643    16-Jun-98    17,445,991     08-Aug-98    17,385,646
09-Jan-98    17,328,731    03-Mar-98    17,343,079    25-Apr-98    17,434,834    17-Jun-98    17,449,183     09-Aug-98    17,388,837
10-Jan-98    17,331,922    04-Mar-98    17,346,271    26-Apr-98    17,438,026    18-Jun-98    17,452,375     10-Aug-98    17,392,029
11-Jan-98    17,335,114    05-Mar-98    17,349,462    27-Apr-98    17,441,218    19-Jun-98    17,455,566     11-Aug-98    17,395,221
12-Jan-98    17,338,306    06-Mar-98    17,352,654    28-Apr-98    17,444,410    20-Jun-98    17,458,758     12-Aug-98    17,398,413
13-Jan-98    17,341,498    07-Mar-98    17,355,846    29-Apr-98    17,447,601    21-Jun-98    17,461,950     13-Aug-98    17,401,604
14-Jan-98    17,344,689    08-Mar-98    17,359,038    30-Apr-98    17,450,793    22-Jun-98    17,465,142     14-Aug-98    17,404,796
15-Jan-98    17,347,881    09-Mar-98    17,362,229    01-May-98    17,376,578    23-Jun-98    17,468,333     15-Aug-98    17,407,988
16-Jan-98    17,351,073    10-Mar-98    17,365,421    02-May-98    17,379,770    24-Jun-98    17,471,525     16-Aug-98    17,411,180
17-Jan-98    17,354,264    11-Mar-98    17,368,613    03-May-98    17,382,961    25-Jun-98    17,474,717     17-Aug-98    17,414,371
18-Jan-98    17,357,456    12-Mar-98    17,371,805    04-May-98    17,386,153    26-Jun-98    17,477,909     18-Aug-98    17,417,563
19-Jan-98    17,360,648    13-Mar-98    17,374,996    05-May-98    17,389,345    27-Jun-98    17,481,100     19-Aug-98    17,420,755
20-Jan-98    17,363,840    14-Mar-98    17,378,188    06-May-98    17,392,537    28-Jun-98    17,484,292     20-Aug-98    17,423,947
21-Jan-98    17,367,031    15-Mar-98    17,381,380    07-May-98    17,395,728    29-Jun-98    17,487,484     21-Aug-98    17,427,138
22-Jan-98    17,370,223    16-Mar-98    17,384,572    08-May-98    17,398,920    30-Jun-98    17,490,676     22-Aug-98    17,430,330
23-Jan-98    17,373,415    17-Mar-98    17,387,763    09-May-98    17,402,112    01-Jul-98    17,353,804     23-Aug-98    17,433,522
24-Jan-98    17,376,607    18-Mar-98    17,390,955    10-May-98    17,405,304    02-Jul-98    17,356,996     24-Aug-98    17,436,713
25-Jan-98    17,379,798    19-Mar-98    17,394,147    11-May-98    17,408,495    03-Jul-98    17,360,188     25-Aug-98    17,439,905
26-Jan-98    17,382,990    20-Mar-98    17,397,339    12-May-98    17,411,687    04-Jul-98    17,363,380     26-Aug-98    17,443,097
27-Jan-98    17,386,182    21-Mar-98    17,400,530    13-May-98    17,414,879    05-Jul-98    17,366,571     27-Aug-98    17,446,289
28-Jan-98    17,389,374    22-Mar-98    17,403,722    14-May-98    17,418,071    06-Jul-98    17,369,763     28-Aug-98    17,449,480
29-Jan-98    17,392,565    23-Mar-98    17,406,914    15-May-98    17,421,262    07-Jul-98    17,372,955     29-Aug-98    17,452,672
30-Jan-98    17,395,757    24-Mar-98    17,410,106    16-May-98    17,424,454    08-Jul-98    17,376,147     30-Aug-98    17,455,864
31-Jan-98    17,398,949    25-Mar-98    17,413,297    17-May-98    17,427,646    09-Jul-98    17,379,338     31-Aug-98    17,459,056
01-Feb-98    17,324,734    26-Mar-98    17,416,489    18-May-98    17,430,838    10-Jul-98    17,382,530     01-Sep-98    17,372,802
02-Feb-98    17,327,925    27-Mar-98    17,419,681    19-May-98    17,434,029    11-Jul-98    17,385,722     02-Sep-98    17,375,994
03-Feb-98    17,331,117    28-Mar-98    17,422,873    20-May-98    17,437,221    12-Jul-98    17,388,913     03-Sep-98    17,379,186
04-Feb-98    17,334,309    29-Mar-98    17,426,064    21-May-98    17,440,413    13-Jul-98    17,392,105     04-Sep-98    17,382,378
05-Feb-98    17,337,501    30-Mar-98    17,429,256    22-May-98    17,443,605    14-Jul-98    17,395,297     05-Sep-98    17,385,569
06-Feb-98    17,340,692    31-Mar-98    17,432,448    23-May-98    17,446,796    15-Jul-98    17,398,489     06-Sep-98    17,388,761
07-Feb-98    17,343,884    01-Apr-98    17,358,233    24-May-98    17,449,988    16-Jul-98    17,401,680     07-Sep-98    17,391,953
08-Feb-98    17,347,076    02-Apr-98    17,361,424    25-May-98    17,453,180    17-Jul-98    17,404,872     08-Sep-98    17,395,145
09-Feb-98    17,350,268    03-Apr-98    17,364,616    26-May-98    17,456,372    18-Jul-98    17,408,064     09-Sep-98    17,398,336
10-Feb-98    17,353,459    04-Apr-98    17,367,808    27-May-98    17,459,563    19-Jul-98    17,411,256     10-Sep-98    17,401,528
11-Feb-98    17,356,651    05-Apr-98    17,371,000    28-May-98    17,462,755    20-Jul-98    17,414,447     11-Sep-98    17,404,720
12-Feb-98    17,359,843    06-Apr-98    17,374,191    29-May-98    17,465,947    21-Jul-98    17,417,639     12-Sep-98    17,407,912
13-Feb-98    17,363,035    07-Apr-98    17,377,383    30-May-98    17,469,138    22-Jul-98    17,420,831     13-Sep-98    17,411,103
14-Feb-98    17,366,226    08-Apr-98    17,380,575    31-May-98    17,472,330    23-Jul-98    17,424,023     14-Sep-98    17,414,295
15-Feb-98    17,369,418    09-Apr-98    17,383,767    01-Jun-98    17,398,115    24-Jul-98    17,427,214     15-Sep-98    17,417,487
16-Feb-98    17,372,610    10-Apr-98    17,386,958    02-Jun-98    17,401,307    25-Jul-98    17,430,406     16-Sep-98    17,420,679
17-Feb-98    17,375,802    11-Apr-98    17,390,150    03-Jun-98    17,404,498    26-Jul-98    17,433,598     17-Sep-98    17,423,870
18-Feb-98    17,378,993    12-Apr-98    17,393,342    04-Jun-98    17,407,690    27-Jul-98    17,436,790     18-Sep-98    17,427,062
19-Feb-98    17,382,185    13-Apr-98    17,396,533    05-Jun-98    17,410,882    28-Jul-98    17,439,981     19-Sep-98    17,430,254
20-Feb-98    17,385,377    14-Apr-98    17,399,725    06-Jun-98    17,414,074    29-Jul-98    17,443,173     20-Sep-98    17,433,446
21-Feb-98    17,388,569    15-Apr-98    17,402,917    07-Jun-98    17,417,265    30-Jul-98    17,446,365     21-Sep-98    17,436,637
22-Feb-98    17,391,760    16-Apr-98    17,406,109    08-Jun-98    17,420,457    31-Jul-98    17,449,557     22-Sep-98    17,439,829

              ACCRUED                    ACCRUED
  DATE        INTEREST       DATE        INTEREST
  ----        --------       ----        --------
23-Sep-98    17,443,021    15-Nov-98    17,433,293
24-Sep-98    17,446,213    16-Nov-98    17,436,485
25-Sep-98    17,449,404    17-Nov-98    17,439,677
26-Sep-98    17,452,596    18-Nov-98    17,442,868
27-Sep-98    17,455,788    19-Nov-98    17,446,060
28-Sep-98    17,458,980    20-Nov-98    17,449,252
29-Sep-98    17,462,171    21-Nov-98    17,452,444
30-Sep-98    17,465,363    22-Nov-98    17,455,635
01-Oct-98    17,379,110    23-Nov-98    17,458,827
02-Oct-98    17,382,302    24-Nov-98    17,462,019
03-Oct-98    17,385,493    25-Nov-98    17,465,211
04-Oct-98    17,388,685    26-Nov-98    17,468,402
05-Oct-98    17,391,877    27-Nov-98    17,471,594
06-Oct-98    17,395,068    28-Nov-98    17,474,786
07-Oct-98    17,398,260    29-Nov-98    17,477,978
08-Oct-98    17,401,452    30-Nov-98    17,481,169
09-Oct-98    17,404,644    01-Dec-98    17,238,178
10-Oct-98    17,407,835    02-Dec-98    17,241,370
11-Oct-98    17,411,027    03-Dec-98    17,244,562
12-Oct-98    17,414,219    04-Dec-98    17,247,753
13-Oct-98    17,417,411    05-Dec-98    17,250,945
14-Oct-98    17,420,602    06-Dec-98    17,254,137
15-Oct-98    17,423,794    07-Dec-98    17,257,329
16-Oct-98    17,426,986    08-Dec-98    17,260,520
17-Oct-98    17,430,178    09-Dec-98    17,263,712
18-Oct-98    17,433,369    10-Dec-98    17,266,904
19-Oct-98    17,436,561    11-Dec-98    17,270,096
20-Oct-98    17,439,753    12-Dec-98    17,273,287
21-Oct-98    17,442,945    13-Dec-98    17,276,479
22-Oct-98    17,446,136    14-Dec-98    17,279,671
23-Oct-98    17,449,328    15-Dec-98    17,282,863
24-Oct-98    17,452,520    16-Dec-98    17,286,054
25-Oct-98    17,455,712    17-Dec-98    17,289,246
26-Oct-98    17,458,903    18-Dec-98    17,292,438
27-Oct-98    17,462,095    19-Dec-98    17,295,630
28-Oct-98    17,465,287    20-Dec-98    17,298,821
29-Oct-98    17,468,479    21-Dec-98    17,302,013
30-Oct-98    17,471,670    22-Dec-98    17,305,205
31-Oct-98    17,474,862    23-Dec-98    17,308,397
01-Nov-98    17,388,609    24-Dec-98    17,311,588
02-Nov-98    17,391,801    25-Dec-98    17,314,780
03-Nov-98    17,394,992    26-Dec-98    17,317,972
04-Nov-98    17,398,184    27-Dec-98    17,321,164
05-Nov-98    17,401,376    28-Dec-98    17,324,355
06-Nov-98    17,404,568    29-Dec-98    17,327,547
07-Nov-98    17,407,759    30-Dec-98    17,330,739
08-Nov-98    17,410,951    31-Dec-98    17,333,930
09-Nov-98    17,414,143
10-Nov-98    17,417,335
11-Nov-98    17,420,526
12-Nov-98    17,423,718
13-Nov-98    17,426,910
14-Nov-98    17,430,102